Nature of Operations (Narrative) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule of Equity Method Investments [Line Items]
Ownership percentage	47.87%
Cash paid to settle obligation	$ 50
Shares issued to repay obligation	375
Printar [Member]
Schedule of Equity Method Investments [Line Items]
Conditional obligation	2,000
Total repayment	425
Cash paid to settle obligation	50
Shares issued to repay obligation	$ 375